Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2024
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Six Months Ended
	June 30,
(in thousands of $)	2024	2023
Personnel expenses	$194,026	$134,862
Marketing services	150,341	90,436
Professional fees	86,406	42,796
Supervisory board	4,267	3,978
Depreciation and amortization	1,424	1,083
IT expenses	11,647	5,496
Other expenses	43,583	32,499
Total Selling, general and administrative expenses	$491,694	$311,149